Share Capital - Schedule of Share Capital and Share Premium (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance	¥ 1,096,870
Balance, shares | shares	55,041,247	55,041,247
Shares issued	¥ 153
Balance	¥ 929,714	$ 128,665
Balance, shares | shares	55,071,559	55,071,559
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares	57,448,338	57,448,338
Shares issued, shares | shares	30,312	30,312
Balance, shares | shares	57,478,650	57,478,650
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance	¥ 66
Balance	66
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance	4,094,566
Shares issued	153
Balance	4,094,719
Share Capital and Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance	4,094,632
Shares issued	153
Balance	¥ 4,094,785